General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of General and Administrative Expenses

	01/01 to 12/31/2021	01/01 to 12/31/2020	01/01 to 12/31/2019
Personnel expenses	(28,245)	(25,158)	(28,415)
Compensation	(10,287)	(10,212)	(9,548)
Employees’ profit sharing	(5,843)	(4,224)	(5,183)
Welfare benefits	(4,385)	(4,059)	(3,856)
Provision for labor claims and dismissals	(3,852)	(2,922)	(5,640)
Payroll charges	(3,640)	(3,330)	(3,276)
Share-based payment (Note 20)	(129)	(241)	(242)
Training	(118)	(107)	(178)
Other	9	(63)	(492)
Administrative expenses	(16,080)	(16,904)	(15,912)
Third party services, Financial services expenses, Security and Transportation	(7,276)	(7,140)	(6,477)
Data processing and telecommunications	(3,953)	(3,983)	(4,278)
Installations	(1,677)	(2,005)	(2,068)
Advertising, promotions and publicity	(1,389)	(1,095)	(1,325)
Materials	(465)	(321)	(330)
Travel expenses	(59)	(84)	(240)
Other (1)	(1,261)	(2,276)	(1,194)
Depreciation and Amortization	(5,548)	(5,064)	(4,630)
Other expenses	(12,676)	(17,081)	(12,055)
Selling - credit cards	(5,292)	(4,391)	(4,958)
Claims losses	(1,038)	(778)	(825)
Loss on sale of other assets, fixed assets and investments in associates and joint ventures	(119)	(683)	(719)
Provision for lawsuits civil (Note 29)	(1,041)	(1,080)	(848)
Provision for tax and social security lawsuits	317	(191)	(1,898)
Refund of interbank costs	(352)	(270)	(307)
Impairment (2)	(440)	(6,201)	(233)
Other	(4,711)	(3,487)	(2,267)

Total	(62,549)	(64,207)	(61,012)

(1)	At 12/31/2020 comprises R$ (1,047) related to donations for the initiative “Todos pela Saúde” (All for Health) (Note 33a).
(2)	At 12/31/2020 comprises the effects of impairment of goodwill and intangible assets of Itaú Corpbanca, net of tax effects and ownership interest of non-controlling shareholders total R$ (1,452).